Newbuildings - Newbuildings Impairment (Details) $ in Millions	3 Months Ended			6 Months Ended	12 Months Ended
	Dec. 31, 2022 USD ($) rig	Sep. 30, 2022 rig	Jun. 30, 2022 USD ($) rig	Dec. 31, 2022 USD ($) rig	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Carrying Value Of New Buildings [Roll Forward]
Number of newbuild Jack-up rigs | rig			3
Impairment charge					$ 0.0	$ (124.4)
Carrying Value	$ 3.9			$ 3.9	$ 3.5	3.9
Letter of intent
Carrying Value Of New Buildings [Roll Forward]
Number of newbuild Jack-up rigs | rig	3	3	3	3
Three newbuildings considered in the LOI carrying value	$ 132.0			$ 132.0		132.0
Estimated cost to complete and respective onerous provision, net	312.4			312.4		312.4
Total	444.4			444.4		444.4
Newbuildings | Letter of intent
Carrying Value Of New Buildings [Roll Forward]
Potential sale price	320.0		$ 320.0	320.0		320.0
Impairment charge			$ (124.4)			(124.4)
Carrying Value	$ 7.6			$ 7.6		$ 7.6